Borrowings and financial liabilities - BPI France repayable advance BIO 201 project (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2021 EUR (€)	Dec. 31, 2023	Dec. 31, 2021 EUR (€)	Nov. 19, 2021 EUR (€)	Jun. 30, 2021 EUR (€)	Apr. 30, 2020 EUR (€)	Aug. 23, 2019 EUR (€)
Borrowings and financial liabilities
Amount of agreement				€ 10,000,000	€ 32,000,000	€ 24,000,000
Nominal value of each installments					€ 4,000,000
Non-current government grants			€ 380,000
Proceeds from government grants, classified as financing activities			€ 202,000
Percentage of budget expenses incurred			53
BPI - BIO201
Borrowings and financial liabilities
Amount of agreement							€ 600,000
Nominal value of each installments	€ 400,000
Non-current government grants	380,000
Proceeds from government grants, classified as financing activities	€ 260,000
Income from government grants			€ 178,000
Percentage of budget expenses incurred		53
BPI - BIO201 | Scenario, successful completion of project
Borrowings and financial liabilities
Estimated financial effect of contingent liabilities							€ 240,000
Warrant term		5 years